UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6347
Columbia Funds Trust VII
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2004 (unaudited)	Columbia Europe Fund

		Shares	Value ($)*
Common Stocks – 98.6%
CONSUMER DISCRETIONARY – 11.9%
Auto Components – 0.5%
	Continental AG	300	18,258
		Auto Components Total	18,258
Automobiles – 1.7%
	Renault SA	745	60,897
		Automobiles Total	60,897
Hotels, Restaurants & Leisure – 3.3%
	Carnival PLC	1,065	59,482
	InterContinental Hotels Group PLC	2,770	35,270
	OPAP SA	890	23,021
		Hotels, Restaurants & Leisure Total	117,773
Household Durables – 0.5%
	Koninklijke (Royal) Philips Electronics NV	755	19,494
		Household Durables Total	19,494
Media – 4.0%
	JC Decaux SA (a)	2,238	59,377
	Pearson PLC	4,985	58,537
	WPP Group PLC	2,564	28,350
		Media Total	146,264
Textiles, Apparel & Luxury Goods – 1.9%
	Burberry Group PLC	4,400	33,526
	Puma AG Rudolf Dassler Sport	51	14,039
	Swatch Group AG, Registered Shares	700	19,715
		Textiles, Apparel & Luxury Goods Total	67,280
		CONSUMER DISCRETIONARY TOTAL	429,966
CONSUMER STAPLES – 9.5%
Beverages – 2.3%
	Diageo PLC	4,260	59,574
	SABMiller PLC	1,407	23,671
		Beverages Total	83,245
Food & Staples Retailing – 0.5%
	William Morrison Supermarkets PLC	4,286	18,424
		Food & Staples Retailing Total	18,424
Food Products – 3.2%
	Nestle SA, Registered Shares	241	61,937
	Unilever PLC	5,780	52,885
		Food Products Total	114,822

1

		Shares	Value ($)*
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.6%
	Reckitt Benckiser PLC	1,879	55,382
		Household Products Total	55,382
Tobacco – 1.9%
	Imperial Tobacco Group PLC	2,636	68,642
		Tobacco Total	68,642
		CONSUMER STAPLES TOTAL	340,515
ENERGY – 10.6%
Energy Equipment & Services – 0.3%
	Saipem S.p.A.	800	9,479
		Energy Equipment & Services Total	9,479
Oil & Gas – 10.3%
	BG Group PLC	2,778	19,263
	BP PLC	10,113	103,329
	ENI S.p.A.	3,845	94,461
	Norsk Hydro ASA	260	21,255
	Shell Transport & Trading Co., PLC	3,800	31,941
	Total SA	470	102,918
		Oil & Gas Total	373,167
		ENERGY TOTAL	382,646
FINANCIALS – 24.3%
Capital Markets – 0.6%
	Deutsche Bank AG, Registered Shares	254	21,495
		Capital Markets Total	21,495
Commercial Banks – 17.2%
	Anglo Irish Bank Corp., PLC	1,051	23,806
	Banco Popolare di Verona e Novara	2,530	48,361
	Banco Popular Espanol SA	320	20,164
	Bank of Ireland	2,576	39,354
	Barclays PLC	5,921	61,073
	BNP Paribas SA	971	67,437
	Danske Bank A/S	800	23,889
	DNB NOR ASA	2,200	20,711
	Erste Bank der Oesterreichischen Sparkassen AG	1,375	69,917
	HSBC Holdings PLC	3,400	58,025
	National Bank of Greece SA	819	25,106
	Royal Bank of Scotland Group PLC	2,235	68,654
	Skandinaviska Enskilda Banken AB, Class A	3,600	68,580

2

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	UniCredito Italiano S.p.A.	4,600	25,358
		Commercial Banks Total	620,435
Diversified Financial Services – 2.6%
	ING Groep NV	3,453	95,226
		Diversified Financial Services Total	95,226
Insurance – 3.9%
	Aegon NV	2,713	33,624
	Allianz AG	360	44,926
	Axa	891	20,882
	Irish Life & Permanent PLC	1,125	19,433
	Riunione Adriatica di Sicurta S.p.A.	941	20,391
		Insurance Total	139,256
		FINANCIALS TOTAL	876,412
HEALTH CARE – 11.3%
Health Care Equipment & Supplies – 2.7%
	GN Store Nord A/S	1,500	15,489
	Nobel Biocare Holding AG	120	21,579
	Smith & Nephew PLC	3,842	39,150
	Synthes, Inc. (a)	200	21,657
		Health Care Equipment & Supplies Total	97,875
Health Care Providers & Services – 0.2%
	Falck A/S (a)	800	8,547
		Health Care Providers & Services Total	8,547
Pharmaceuticals – 8.4%
	AstraZeneca PLC	844	33,165
	GlaxoSmithKline PLC, ADR	1,850	78,699
	Novartis AG, Registered Shares	758	36,352
	Sanofi-Aventis SA	1,270	95,701
	Schering AG	331	23,515
	Shire Pharmaceuticals Group PLC	1,500	15,030
	Teva Pharmaceutical Industries Ltd., ADR	700	19,096
		Pharmaceuticals Total	301,558
		HEALTH CARE TOTAL	407,980
INDUSTRIALS – 10.6%
Building Products – 1.1%
	Wienerberger AG	934	41,439
		Building Products Total	41,439

3

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 2.8%
	Capita Group PLC	4,270	29,118
	Group 4 Securicor PLC (a)	6,560	15,851
	Randstad Holding NV	1,452	55,778
		Commercial Services & Supplies Total	100,747
Construction & Engineering – 1.0%
	Vinci SA	300	37,118
		Construction & Engineering Total	37,118
Industrial Conglomerates – 2.5%
	Siemens AG, Registered Shares	708	56,644
	Smiths Group PLC	2,315	33,886
		Industrial Conglomerates Total	90,530
Machinery – 3.2%
	Atlas Copco AB, Class B	1,190	48,309
	Heidelberger Druckmaschinen AG (a)	600	20,555
	Volvo AB, Class B	1,100	44,887
		Machinery Total	113,751
		INDUSTRIALS TOTAL	383,585
INFORMATION TECHNOLOGY – 3.8%
Communications Equipment – 1.9%
	Nokia Oyj	1,600	25,913
	Tandberg ASA	2,000	22,609
	Telefonaktiebolaget LM Ericsson, Class B (a)	5,800	19,356
		Communications Equipment Total	67,878
IT Services – 0.3%
	Indra Sistemas SA	824	12,925
		IT Services Total	12,925
Semiconductors & Semiconductor Equipment – 1.0%
	ARM Holdings PLC	7,422	14,601
	ASML Holding NV (a)	1,330	20,253
		Semiconductors & Semiconductor Equipment Total	34,854
Software – 0.6%
	Dassault Systemes SA	435	22,514
		Software Total	22,514
		INFORMATION TECHNOLOGY TOTAL	138,171
MATERIALS – 3.2%
Chemicals – 3.2%
	BASF AG	400	26,895

4

		Shares	Value ($)*
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Novozymes A/S, Class B	200	9,445
	Syngenta AG (a)	751	79,657
		Chemicals Total	115,997
		MATERIALS TOTAL	115,997
TELECOMMUNICATION SERVICES – 8.1%
Diversified Telecommunication Services – 5.5%
	Belgacom SA (a)	773	30,808
	Deutsche Telekom AG, Registered Shares (a)	2,875	61,055
	France Telecom SA	1,810	56,789
	TDC A/S	500	20,508
	Telecom Italia S.p.A.	7,799	29,884
		Diversified Telecommunication Services Total	199,044
Wireless Telecommunication Services – 2.6%
	Vodafone Group PLC	33,668	91,299
		Wireless Telecommunication Services Total	91,299
		TELECOMMUNICATION SERVICES TOTAL	290,343
UTILITIES – 5.3%
Electric Utilities – 3.1%
	E.ON AG	440	37,010
	Fortum Oyj	2,000	34,649
	Public Power Corp.	740	20,083
	Scottish Power PLC	2,593	19,163
		Electric Utilities Total	110,905
Gas Utilities – 1.1%
	Centrica PLC	3,510	16,588
	Enagas	1,670	22,870
		Gas Utilities Total	39,458
Multi-Utilities & Unregulated Power – 1.1%
	National Grid Transco PLC	4,575	41,775
		Multi-Utilities & Unregulated Power Total	41,775
		UTILITIES TOTAL	192,138
	Total Common Stocks (cost of $2,757,523)		3,557,753

5

		Shares	Value ($)*
Preferred Stock – 1.7%
CONSUMER DISCRETIONARY – 1.7%
Automobiles – 1.7%
	Porsche AG	100	63,691
		Automobiles Total	63,691
		CONSUMER DISCRETIONARY TOTAL	63,691

	Total Preferred Stock (cost of $64,169)		63,691

	Total Investments – 100.3% (cost of $2,821,692) (b)(c)		3,621,444

	Other Assets & Liabilities, Net – (0.3)%		(12,308)

	Net Assets – 100.0%		3,609,136

	Notes to Investment Portfolio:

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,821,692.

(c) Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$815,143	$(15,391)	$799,752

Acronym	Name

ADR	American Depositary Receipt

6

Summary of Securities by Country	Value ($)	% of Total Investments
United Kingdom	1,264,353	34.9
France	523,634	14.5
Germany	388,083	10.7
Italy	227,934	6.3
Netherlands	224,375	6.2
Switzerland	219,240	6.1
Sweden	181,132	5.0
Austria	111,356	3.1
Ireland	82,593	2.3
Denmark	77,877	2.1
Greece	68,210	1.9
Norway	64,575	1.8
Finland	60,562	1.7
Spain	55,959	1.5
Belgium	30,808	0.8
United States	21,657	0.6
Israel	19,096	0.5
	3,621,444	100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

7

INVESTMENT PORTFOLIO
November 30, 2004 (unaudited)	Columbia Newport Tiger Fund

		Shares	Value ($)*
Common Stocks – 98.2%
CONSUMER DISCRETIONARY – 15.8%
Auto Components – 0.7%
	Tong Yang Industry Co., Ltd.	1,546,000	2,331,062
		Auto Components Total	2,331,062
Automobiles – 5.2%
	Bajaj Auto Ltd.	44,107	1,000,611
	Hyundai Motor Co.	160,010	7,860,274
	Maruti Udyog Ltd.	372,897	3,517,908
	PT Astra International	5,542,500	5,519,835
		Automobiles Total	17,898,628
Distributors – 3.0%
	Li & Fung Ltd.	6,300,000	10,514,248
		Distributors Total	10,514,248
Hotels, Restaurants & Leisure – 1.2%
	Genting Berhad	897,300	4,365,014
		Hotels, Restaurants & Leisure Total	4,365,014
Media – 3.6%
	Astro All Asia Networks PLC (a)	2,509,200	3,664,207
	Singapore Press Holdings Ltd.	3,005,700	8,659,627
		Media Total	12,323,834
Specialty Retail – 2.1%
	Esprit Holdings Ltd.	1,314,500	7,175,034
		Specialty Retail Total	7,175,034
		CONSUMER DISCRETIONARY TOTAL	54,607,820
CONSUMER STAPLES – 1.5%
Food Products – 1.5%
	People’s Food Holdings Ltd.	3,399,000	2,883,885
	Thai Union Frozen Products Public Co., Ltd.	3,771,100	2,436,832
		Food Products Total	5,320,717
		CONSUMER STAPLES TOTAL	5,320,717
FINANCIALS – 40.2%
Commercial Banks – 19.6%
	Bangkok Bank Public Co., Ltd., NVDR	2,801,700	7,534,700
	Bank Rakyat Indonesia	19,104,500	5,128,757
	Chinatrust Financial Holding Co., Ltd.	5,975,111	6,816,147
	Dah Sing Financial Group	224,800	1,754,520
	Hong Leong Bank Berhad	6,132,000	9,030,956
	Kasikornbank Public Co., Ltd., NVDR (a)	4,885,200	6,630,932
	Kookmin Bank (a)	228,295	8,699,063

		Shares	Value ($)*
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Oversea-Chinese Banking Corp., Ltd.	442,000	3,611,724
	Public Bank Berhad	2,628,056	5,493,106
	Standard Chartered PLC	254,074	4,861,049
	United Overseas Bank Ltd.	968,000	8,029,761
		Commercial Banks Total	67,590,715
Diversified Financial Services – 4.3%
	Housing Development Finance Corp., Ltd.	819,807	14,743,104
		Diversified Financial Services Total	14,743,104
Insurance – 3.3%
	Cathay Financial Holding Co., Ltd.	2,972,000	5,709,674
	Samsung Fire & Marine Insurance Co., Ltd.	76,660	5,729,363
		Insurance Total	11,439,037
Real Estate – 13.0%
	City Developments Ltd.	1,691,500	7,226,937
	Henderson Land Development Co., Ltd.	1,417,000	7,366,045
	Land & Houses Public Co., Ltd., NVDR	19,460,500	4,616,407
	SM Prime Holdings, Inc.	27,605,000	3,685,304
	Sun Hung Kai Properties Ltd.	1,691,000	16,768,315
	Swire Pacific Ltd., Class A	662,000	5,313,670
		Real Estate Total	44,976,678
		FINANCIALS TOTAL	138,749,534
HEALTH CARE – 2.7%
Health Care Equipment & Supplies – 0.6%
	Pihsiang Machinery Manufacturing Co., Ltd.	918,825	1,852,231
		Health Care Equipment & Supplies Total	1,852,231
Pharmaceuticals – 2.1%
	Dr. Reddy’s Laboratories Ltd., ADR	206,700	3,660,657
	Ranbaxy Laboratories Ltd.	144,906	3,657,385
		Pharmaceuticals Total	7,318,042
		HEALTH CARE TOTAL	9,170,273
INDUSTRIALS – 3.4%
Industrial Conglomerates – 2.3%
	China Merchants Holdings International Co., Ltd.	2,354,000	3,733,798
	Hutchison Whampoa Ltd.	443,100	3,968,258
		Industrial Conglomerates Total	7,702,056

		Shares	Value ($)*
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.4%
	Bharat Forge Ltd.	73,553	1,485,309
		Machinery Total	1,485,309
Transportation Infrastructure – 0.7%
	Zhejiang Expressway Co., Ltd., Class H	3,334,000	2,397,581
		Transportation Infrastructure Total	2,397,581
		INDUSTRIALS TOTAL	11,584,946
INFORMATION TECHNOLOGY – 21.1%
Computers & Peripherals – 2.3%
	Acer, Inc.	2,223,836	3,387,968
	Lite-On Technology Corp.	4,372,200	4,420,378
		Computers & Peripherals Total	7,808,346
Electronic Equipment & Instruments – 4.3%
	Hon Hai Precision Industry Co., Ltd.	1,717,206	6,917,167
	Interflex Co., Ltd.	70,210	1,228,723
	MFS Technology Ltd.	3,082,500	1,601,500
	Synnex Technology International Corp.	1,494,900	2,205,575
	Venture Corp., Ltd.	293,000	2,821,844
		Electronic Equipment & Instruments Total	14,774,809
Internet Software & Services – 1.4%
	NCSoft Corp. (a)	53,190	4,806,793
		Internet Software & Services Total	4,806,793
IT Services – 2.5%
	Infosys Technologies Ltd.	183,076	8,826,828
		IT Services Total	8,826,828
Semiconductors & Semiconductor Equipment – 10.6%
	MediaTek, Inc.	225,565	1,445,521
	Samsung Electronics Co., Ltd.	58,400	24,144,346

		Shares	Value ($)*
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,473,390	10,906,423
		Semiconductors & Semiconductor Equipment Total	36,496,290
		INFORMATION TECHNOLOGY TOTAL	72,713,066
MATERIALS – 2.1%
Construction Materials – 2.1%
	Siam Cement Public Co., Ltd., NVDR	1,211,000	7,250,945
		Construction Materials Total	7,250,945
		MATERIALS TOTAL	7,250,945
TELECOMMUNICATION SERVICES – 7.3%
Diversified Telecommunication Services – 1.3%
	PT Telekomunikasi Indonesia	8,448,000	4,674,323
		Diversified Telecommunication Services Total	4,674,323
Wireless Telecommunication Services – 6.0%
	China Mobile Hong Kong Ltd.	4,097,500	13,411,606
	Taiwan Cellular Corp.	6,787,000	7,262,555
		Wireless Telecommunication Services Total	20,674,161
		TELECOMMUNICATION SERVICES TOTAL	25,348,484
UTILITIES – 4.1%
Electric Utilities – 1.5%
	Datang International Power Generation Co., Ltd., Class H	2,884,000	2,332,669
	Huaneng Power International, Inc., Class H	3,572,000	2,830,987
		Electric Utilities Total	5,163,656
Gas Utilities – 2.6%
	Hong Kong & China Gas Co., Ltd.	2,996,908	6,170,468
	Xinao Gas Holdings Ltd. (a)	4,552,000	2,676,377
		Gas Utilities Total	8,846,845
		UTILITIES TOTAL	14,010,501
	Total Common Stocks (cost of $265,314,614)		338,756,286

		Shares	Value ($)*
Warrants – 0.0%
INDUSTRIALS – 0.0%
Machinery – 0.0%
	Bharat Forge Ltd. (a)(b)(c)	1,892	—
		Machinery Total	—
		INDUSTRIALS TOTAL	—
	Total Warrants (cost of $0)		—

		Par ($)
Short-Term Obligation – 0.9%

	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04, due 12/01/04 at 1.870%, collateralized by a U.S. Treasury Bond maturing 02/15/19, market value of $3,150,493 (repurchase proceeds $3,088,160)	3,088,000	3,088,000
			3,088,000
	Total Short-Term Obligation (cost of $3,088,000)		3,088,000

	Total Investments – 99.1% (cost of $268,402,614)(d)(e)		341,844,286

	Other Assets & Liabilities, Net – 0.9%		3,125,530

	Net Assets – 100.0%		344,969,816

Notes to Investment Portfolio:

* Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. In certain countries, the Fund may hold foreign designated shares.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.  Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board  of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a) Non-income producing security.

(b) Security has no value.

(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(d) Cost for federal income tax purposes is $268,402,614.

(e) Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Appreciation	Net Unrealized Appreciation
$89,183,276	$(15,741,604)	$73,441,672

Summary of Securities by Country	Value ($)	% of Total Investments
Hong Kong	78,852,339	23.1
Taiwan	53,254,701	15.6
South Korea	52,468,562	15.3
India	36,891,802	10.8
Singapore	34,835,278	10.2
Thailand	28,469,816	8.3
Malaysia	18,889,076	5.5
Indonesia	15,322,915	4.5
United Kingdom	8,525,256	2.5
China	7,561,237	2.2
Philippines	3,685,304	1.1
United States**	3,088,000	0.9
	341,844,286	100.0

** Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VII

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005